PREFERRED SHARES - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Jun. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Jul. 31, 2017 USD ($) $ / shares shares	May 31, 2015 CNY (¥)	May 31, 2015 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 $ / shares	Sep. 30, 2020 $ / shares	Sep. 30, 2020 CNY (¥) shares	Oct. 07, 2019 USD ($)	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Feb. 28, 2014 CNY (¥)	Aug. 31, 2013 CNY (¥)	Feb. 29, 2012 CNY (¥)
Temporary Equity [Line Items]
Preferred shares, total consideration | ¥									¥ 0		¥ 1,425,485	¥ 644,043	¥ 368,546
Preferred shares, issuance costs | ¥						¥ 29,289
Pre-offering market capitalization										$ 800,000
Series A Equity With Preference Rights | Shanghai Q&K Fashion Life Co., Ltd.
Temporary Equity [Line Items]
Equity interest in preferred shares | ¥														¥ 30,000	¥ 10,000	¥ 4,000
Series A Non-redeemable Preferred Shares [Member]
Temporary Equity [Line Items]
Compounded annualized return per annum							0.00%
Preferred stock shares issued | shares									0		255,549,510
Series B convertible redeemable preferred shares
Temporary Equity [Line Items]
Preferred shares, issued | shares					160,000,000				160,000,000		160,000,000
Preferred shares, price per share | $ / shares					$ 0.125		$ 0.00001	$ 0.00001
Preferred shares, total consideration					$ 20,000						¥ 316,765
Cash proceeds received from issuance of preferred shares					$ 20,000
Preferred shares, issuance costs | ¥				¥ 0
Compounded annualized return per annum						12.00%
Series C convertible redeemable preferred shares
Temporary Equity [Line Items]
Preferred shares, issued | shares			120,000,000						120,000,000		120,000,000
Preferred shares, price per share | $ / shares			$ 0.25				0.00001	0.00001
Preferred shares, total consideration			$ 30,000								¥ 272,633	¥ 29,038
Cash proceeds received from issuance of preferred shares			28,200
Preferred shares, issuance costs			$ 1,800
Compounded annualized return per annum						15.00%
Series C-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Preferred shares, issued | shares		103,500,000							103,500,000		103,500,000
Preferred shares, price per share | $ / shares		$ 0.29					0.00001	0.00001
Preferred shares, total consideration		$ 30,000									¥ 236,320
Cash proceeds received from issuance of preferred shares		28,900
Preferred shares, issuance costs		$ 1,100
Compounded annualized return per annum						15.00%
Series C-2 convertible redeemable preferred shares
Temporary Equity [Line Items]
Preferred shares, issued | shares	273,360,850								273,360,850		273,360,850
Preferred shares, price per share | $ / shares	$ 0.3045						$ 0.00001	$ 0.00001
Preferred shares, total consideration	$ 83,250										¥ 599,767
Cash proceeds received from issuance of preferred shares	78,859
Preferred shares, issuance costs	$ 4,391
Compounded annualized return per annum						15.00%